Long-Term Debt - Additional Information - Term Loans (Details) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($) vessel debt_instrument tanker	Sep. 30, 2017 USD ($) subsidiary vessel term_loan tanker	Sep. 30, 2017 USD ($) subsidiary vessel term_loan tanker tranche	Dec. 31, 2016 USD ($) term_loan
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | subsidiary		3	3
Partnership's interest owned in subsidiaries (as a percent)			50.00%
Number of outstanding term loans | term_loan			2	3
Aggregate principal amount		$ 3,122,901	$ 3,122,901	$ 3,237,703
Carrying amount of debt		3,077,553	3,077,553	3,182,894
Subsequent Event
Debt Instrument [Line Items]
Number of debt facilities refinanced | debt_instrument	6
Number of shuttle tankers | tanker	2
Number of vessels | vessel	2
Arendal Spirit Ums | Short-term Debt
Debt Instrument [Line Items]
Carrying amount of debt		112,500	$ 112,500
Debt instrument, term			180 days
U.S. Dollar-denominated Term Loans due through 2021 | Guarantee of Indebtedness of Others
Debt Instrument [Line Items]
Guaranteed term loans		44,400	$ 44,400
U.S. Dollar-denominated Term Loans due through 2021 | Guarantee of Indebtedness of Others | Joint Venture
Debt Instrument [Line Items]
Guaranteed term loans		44,400	44,400
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2021
Debt Instrument [Line Items]
Aggregate principal amount		88,810	88,810	112,406
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2021 | Subsequent Event
Debt Instrument [Line Items]
Aggregate principal amount	$ 71,200
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Aggregate principal amount		$ 2,070,215	$ 2,070,215	$ 2,109,926
Term Loans
Debt Instrument [Line Items]
Number of debt facilities refinanced | term_loan		2
Term Loans | Shuttle Tankers
Debt Instrument [Line Items]
Number of vessels | vessel		8	8
Term Loans | Newbuildings
Debt Instrument [Line Items]
Number of vessels | vessel		3	3
Term Loans | FSO Units
Debt Instrument [Line Items]
Number of vessels | vessel		3	3
Term Loans | FPSO Units
Debt Instrument [Line Items]
Number of vessels | vessel		4	4
Term Loans | Towage Vessels
Debt Instrument [Line Items]
Number of vessels | vessel		10	10
Term Loans | Arendal Spirit Ums | Subsequent Event
Debt Instrument [Line Items]
Principal prepayment	$ 30,000
Term Loans | U.S. Dollar-denominated Term Loans due through 2021
Debt Instrument [Line Items]
Number of shuttle tankers | tanker		3	3
Term Loans | U.S. Dollar-denominated Term Loans due through 2021 | Guarantee of Indebtedness of Others
Debt Instrument [Line Items]
Partnership's interest owned in subsidiaries (as a percent)			50.00%
Term Loans | U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Number of tranches | tranche			1
Term Loans | U.S. Dollar-denominated Term Loans due through 2028 | Shuttle Tankers
Debt Instrument [Line Items]
Number of vessels | vessel		2	2
Term Loans | U.S. Dollar-denominated Term Loans due through 2028 | Guarantee of Indebtedness of Others
Debt Instrument [Line Items]
Guaranteed term loans		$ 1,900,000	$ 1,900,000
Term Loans | U.S. Dollar-denominated Term Loans due through 2028 | Guarantee of Indebtedness of Others | Teekay Corporation
Debt Instrument [Line Items]
Guaranteed term loans		219,700	219,700
Term Loans | U.S. Dollar-denominated Term Loans due 2022
Debt Instrument [Line Items]
Final bullet payments		29,000	29,000
Term Loans | U.S. Dollar-denominated Term Loans due 2023
Debt Instrument [Line Items]
Final bullet payments		$ 29,100	$ 29,100